Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Common Stock, Shares, Issued	101,002,468	99,002,468
Common Stock, Shares, Outstanding	101,002,468	99,002,468